Label	Element	Value
Volshares Large Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Volshares Large Cap ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Volshares Large Cap ETF (VSL)

January 15, 2021
Supplement to the Summary Prospectus and Prospectus,
each dated May 31, 2020, as previously supplemented

The second paragraph of the section entitled “Principal Investment Strategy — Volshares Large Cap Index” on page 1 of the Prospectus and page 2 of the Summary Prospectus is replaced with the following:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Each Wednesday, the Whitford Model identifies the twenty-five companies that will be included in the Index through the following Tuesday. Each such company receives a weighting of 4%.
Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus.
Volshares Large Cap ETF | Volshares Large Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VSL